Exhibit 99.2 - Schedule 2

Client Name:	HOF 2019-3
Client Project Name:	HOF 2019-3
Start - End Dates:	9/26/2016 - 6/5/2019
Deal Loan Count:	8

Loan Level Tape Compare Upload
Loans in Report	8

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
3113002866	XXXXX	Loan Doc Type	Alt Doc/Bank Statements	Full Doc
3113002866	XXXXX	DTI (Back)	XXXXX	XXXXX
4461205702	XXXXX	Loan Doc Type	Full Doc	Alt Doc
4461205702	XXXXX	DTI (Back)	XXXXX	XXXXX
4461205702	XXXXX	Lender ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
4461205702	XXXXX	Representative Score	XXXXX	XXXXX
5501799141	XXXXX	Loan to Value	XXXXX	XXXXX
5501799141	XXXXX	Combined Loan to Value	XXXXX	XXXXX
5501799141	XXXXX	Qualifying DTI (Back)	XXXXX	XXXXX

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